Revision to Prior Period Financial Statements Footnote (Tables)	3 Months Ended
Mar. 31, 2021
Revision to Prior Period Financial Statements Footnote
Summary of effect of the revisions to the Post-IPO Balance Sheet and its Annual Report

	As
	Previously		As
	Reported	Adjustments	Revised

Balance sheet as of December 15, 2020 (audited)
Warrant Liabilities	$—	$111,375	$111,375
Common Stock Subject to Possible Redemption	111,117,520	(111,375)	111,006,145
Common Stock	355	1	356
Additional Paid-in Capital	5,002,148	477	5,002,625
Accumulated Deficit	(2,500)	(478)	(2,978)
Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$129,250	$129,250
Common Stock Subject to Possible Redemption	111,015,410	(129,250)	110,886,160
Common Stock	355	2	357
Additional Paid-in Capital	5,104,258	18,351	5,122,609
Accumulated Deficit	(104,610)	(18,353)	(122,963)
Year ended December 31, 2020 (audited)
Change in fair value of warrant liabilities	$—	$(17,875)	$(17,875)
Initial public offering costs allocated to warrant liabilities	—	(478)	(478)
Net loss	(103,385)	(18,353)	(121,738)

Cash Flow Statement for the Year ended December 31, 2020 (audited)
Net loss	$(103,385)	$(18,353)	$(121,738)
Change in fair value of warrant liabilities	—	17,875	17,875
Initial public offering costs allocated to warrant liabilities	—	478	478
Initial classification of warrant liabilities	—	111,375	111,375
Initial classification of common stock subject to possible redemption	111,117,520	(111,375)	111,006,145
Change in value of common stock subject to possible redemption	(102,110)	(17,875)	(119,985)
Statement of Changes in Stockholders’ Equity for the Year ended December 31, 2020 (audited)
Sale of 275,000 private units	$2,750,000	$(111,375)	$2,638,625
Common stock Subject to Possible Redemption	111,015,410	(129,250)	110,886,160
Net Loss	(103,385)	(18,353)	(121,738)